UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA                                                      92020
(Address of principal executive offices)                         (Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Ticker HNPKX

Semi-Annual Report
November 30, 2011

HNP GROWTH AND PRESERVATION FUND

                              HNP Growth and Preservation Fund
                               by Sectors (as a percentage of Net Assets)
                                                        (Unaudited)

PERFORMANCE INFORMATION (Unaudited)

November 30, 2011 NAV $9.34

TOTAL RETURNS AS OF NOVEMBER 30, 2011.

Since
Inception(A)
HNP Growth and Preservation Fund	-6.60%
S&P 500 Index (B)	-6.27%
Dow Jones Global Moderate Index (C)	-5.29%

Annual Fund Operating Expense Ratio (from 6/1/11 Prospectus): 1.70%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The HNP Growth and Preservation Fund commenced operations on June 1, 2011.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C)The Dow Jones Moderate Portfolio IndexSM is a Dow Jones Relative Risk IndexSM that tracks three Composite Major Asset Classes (CMACs) - stocks, bonds and cash. The CMAC risk level of the Dow Jones Moderate Portfolio IndexSM is based on a 60% weighting in stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-694-6672. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2011 Semi-Annual Report 1

Expense Example (Unaudited)

     Shareholders of this Fund incur ongoing costs consisting of management fees and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on June 1, 2011 and held through November 30, 2011.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2011 to
	June 1, 2011	November 30, 2011	November 30, 2011

Actual	$1,000.00	$934.00	$7.27

Hypothetical	$1,000.00	$1,017.55	$7.59
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the half year period).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2011 Semi-Annual Report 2

HNP Growth and Preservation Fund

		Schedule of Investments
	November 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
2,607	iShares Barclays 7-10 Year Treasury Bond Fund	$ 270,867
3,479	SPDR® Gold Trust *	591,882
2,824	Vanguard REIT Index Fund ETF Shares	157,947
5,156	Vanguard Total Stock Market Index Fund ETF Shares	330,190
Total for Exchange Traded Funds (Cost - $1,321,338)		1,350,886	45.76%
Other Assets in Excess of Liabilities		1,601,150	54.24%
Net Assets		$ 2,952,036	100.00%

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 3

HNP Growth and Preservation Fund

Statement of Assets and Liabilities (Unaudited)
November 30, 2011

Assets:
Investment Securities at Fair Value	$ 1,350,886
(Cost $1,321,338)
Cash	1,532,433
Receivable for Investments Sold	26,999
Receivable for Shareholder Purchases	44,962
Total Assets	2,955,280
Liabilities:
Management Fees Payable	2,163
Service Fees Payable	1,081
Total Liabilities	3,244
Net Assets	$ 2,952,036

Net Assets Consist of:
Paid In Capital	$ 2,993,102
Accumulated Realized Gain/(Loss) on Investments - Net	(70,614)
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	29,548
Net Assets, for 315,979 Shares Outstanding	$ 2,952,036
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($2,952,036/315,979 shares)	$ 9.34
Redemption Price * ($9.34 x 0.98) (Note 2)	$ 9.15

Statement of Operations (Unaudited)
For the six month period ended November 30, 2011

Investment Income:
Dividends	$ 2,994
Total Investment Income	2,994
Expenses:
Management Fees (Note 4)	5,834
Service Fees (Note 4)	2,917
Total Expenses	8,751

Net Investment Income/(Loss)	(5,757)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	(70,614)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	29,548
Net Realized and Unrealized Gain/(Loss) on Investments	(41,066)

Net Increase/(Decrease) in Net Assets from Operations	$ (46,823)

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 4

HNP Growth and Preservation Fund

Statement of Changes in Net Assets	(Unaudited)
6/1/2011*
to
11/30/2011
From Operations:
Net Investment Income/(Loss)	$ (5,757)
Net Realized Gain/(Loss) on Investments	(70,614)
Change in Net Unrealized Appreciation/(Depreciation)	29,548
Increase/(Decrease) in Net Assets from Operations	(46,823)
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	3,040,443
Proceeds From Redemption Fees (Note 2)	82
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(41,666)
Net Increase (Decrease) from Shareholder Activity	2,998,859
Net Increase (Decrease) in Net Assets	2,952,036
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Net Investment
Income of $0)	$ 2,952,036
Share Transactions:
Issued	320,405
Reinvested	-
Redeemed	(4,426)
Net Increase in Shares	315,979
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	315,979

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2011*
to
11/30/2011
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Loss (a) (d)	(0.05)
Net Gain (Loss) on Securities
(Realized and Unrealized)	(0.61)
Total from Investment Operations	(0.66)
Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-
Proceeds from Redemption Fee (Note 2)	- +

Net Asset Value -
End of Period	$ 9.34
Total Return(b)	(6.60)% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 2,952
Ratio of Expenses to Average Net Assets (c) (d)	1.50% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	(0.99)% ***
Portfolio Turnover Rate	173.96% **

* Commencement of Operations.                   ** Not Annualized.                    *** Annualized.
+ Amount calculated is less than $0.005. (a) Per share amounts were calculated using the average shares method. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments. (d) Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 5

NOTES TO THE FINANCIAL STATEMENTS HNP GROWTH AND PRESERVATION FUND November 30, 2011 (UNAUDITED)

1.) ORGANIZATION:
HNP Growth and Preservation Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on May 24, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of November 30, 2011, there were five series authorized by the Trust. The Fund commenced operations on June 1, 2011. The Fund's investment objective is to seek long-term capital appreciation, with a secondary emphasis on capital preservation. The investment adviser to the Fund is HNP Capital Fund Management Group, LLC (the “Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended November 30, 2011, proceeds from redemption fees were $82.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund elected a tax year end of November 30.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended November 30, 2011, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund. At November 30, 2011 (the Fund’s elected tax year end), the net impact of permanent book to tax adjustments resulted in net investment loss in the amount of $5,757 to be reclassified to paid-in capital.

2011 Semi-Annual Report 6

Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

2011 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,350,886	$0	$0	$1,350,886
Total	$1,350,886	$0	$0	$1,350,886

The Fund did not hold any Level 3 assets during the six month period ended November 30, 2011. There were no transfers into or out of level 1 and level 2 during the six month period ended November 30, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended November 30, 2011.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Adviser received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Adviser (the "Services Agreement"), the Adviser renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services, the Adviser receives a service fee equal to 0.50% of the average daily net assets of the Fund.

For the six month period ended November 30, 2011, the Adviser earned management fees totaling $5,834, of which $2,163 was due to the Adviser at November 30, 2011. For the same period, the Adviser earned service fees of $2,917, of which $1,081 was due to the Adviser at November 30, 2011.

5.) RELATED PARTY TRANSACTIONS
A control person of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser. Mr. Ross C. Provence is the father of Mr. Jeffrey R. Provence.

The Trustees who are not interested persons of the Fund were paid a total of $1,250 in Trustees’ fees for the six month period ended November 30, 2011 by the Adviser.

6.) INVESTMENT TRANSACTIONS
For the six month period ended November 30, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,394,757 and $1,002,805, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid during the six month period ended November 30, 2011.

2011 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2011, Ameritrade Inc. located at P.O. Box 2226, Omaha, Nebraska and Charles Schwab & Co., Inc. located at 211 Main Street, San Francisco, California, both for the benefit of their customers held, in aggregate, 50.11% and 30.97%, respectively, of the Fund shares. The Trust does not know whether Ameritrade, Inc., Charles Schwab & Co., Inc., or any of the accounts having a beneficial interest in accounts held of record by Charles Schwab or National Financial Services, Inc. (the "Underlying Accounts") hold beneficially 25% or more of the outstanding voting securities of the Fund. Accordingly, it is not known whether either Charles Schwab, National Financial Services, Inc. or any of the Underlying Accounts could be deemed to control the Fund.

9.) FEDERAL TAX INFORMATION
For Federal income tax purposes, the cost of securities owned at November 30, 2011 (the Fund’s tax year end) was $1,322,241.

At November 30, 2011, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$35,422	($6,777)	$28,645

As of November 30, 2011, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Accumulated Losses	$(69,711)
Unrealized appreciation/(depreciation) - net	28,645
$(41,066)

The differences between book basis unrealized appreciation are primarily attributable to the tax deferral of losses on wash sales and grantor trusts.

As of November 30, 2011, the Fund’s tax year end, the Fund had available for federal purposes an unused capital loss carryforward of $69,711, which may be used to offset future short-term capital gains and has no expiration. To the extent these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

2011 Semi-Annual Report 9

ADDITIONAL INFORMATION November 30, 2011 (Unaudited)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On May 24, 2011, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and HNP Capital Fund Management Group, LLC (the “Adviser”). The Board discussed the arrangements between the Adviser and the Trust with respect to the HNP Growth and Preservation Fund. The Board reflected on its discussions with the Adviser regarding the proposed Advisory Agreement and the manner in which the Fund was to be managed. Legal counsel referred the Board to the Meeting Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter dated April 26, 2011 from Counsel to the Adviser and the Adviser's responses to that letter, a copy of the Adviser's financial statements, a copy of the Adviser's Form ADV, and a fee comparison analysis of the HNP Growth and Preservation Fund and comparable mutual funds. Legal Counsel then reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In reviewing the Advisory Agreement, the Board considered and evaluated the following factors: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) brokerage and portfolio transactions; and (vi) possible conflicts of interest.

(i) The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the HNP Growth and Preservation Fund including, without limitation: the procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; the efforts of the Adviser during the Fund's start-up phase, its coordination of services for the Fund among the Fund's service providers, and the anticipated efforts of the Adviser to promote the Fund and grow its assets. The Board considered: the Adviser's staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the HNP Growth and Preservation Fund.

(ii) Investment Performance of the HNP Growth and Preservation Fund and the Adviser. The Board noted that the HNP Growth and Preservation Fund had not commenced operations and thus did not have investment performance information to review. The Board reviewed the investment performance of the composite portfolio provided by the Adviser and discussed performance return information for similar funds for the one year period ended March 31, 2011 provided in the Board Materials.

(iii) The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the HNP Growth and Preservation Fund. In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the HNP Growth and Preservation Fund by the Adviser's principals; the Adviser's payment of startup costs for the Fund; the projected asset levels of the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser managing the HNP Growth and Preservation Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the HNP Growth and Preservation Fund's anticipated expense ratio was generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the HNP Growth and Preservation Fund were fair and reasonable.

(iv) The extent to which economies of scale would be realized as the HNP Growth and Preservation Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the HNP Growth and Preservation Fund's investors. In this regard, the Board considered the HNP Growth and Preservation Fund's fee arrangements with the Adviser. The Board

2011 Semi-Annual Report 10

Additional Information (Unaudited) - continued

noted that the management fee would stay the same as asset levels increased, although it noted that under the Service Agreement, the Adviser was obligated to pay certain of the Fund's operating expenses which had the effect of limited the overall fees paid by the Fund. Following further discussion of the Fund's projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund's fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

(v) Brokerage and portfolio transactions. In regard to brokerage and portfolio transaction, the Board considered the Adviser's standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the HNP Growth and Preservation Fund. After further review, the Board determined that the Adviser's practices regarding brokerage and portfolio transactions were satisfactory.

(vi) Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the HNP Growth and Preservation Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser's Code of Ethics and other relevant policies described in the Adviser's Form ADV. Following further consideration and discussion, the Board indicated that the Adviser's standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Next, the Independent Trustees met in executive session with Counsel to discuss the approval of the Advisory Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fees to be paid to the Adviser , pursuant to the Advisory Agreement, were reasonable, that the overall arrangement provided under the terms of the Advisory Agreement was a reasonable business arrangement, and that the approval of the Advisory Agreement was in the best interest of the Fund's shareholders.

2.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3.) PROXY VOTING GUIDELINES
The Adviser is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling 1-866-694-6672. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-866-694-6672. This information is also available on the SEC’s website at http://www.sec.gov.

2011 Semi-Annual Report 11

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2011 Semi-Annual Report 12

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2011 Semi-Annual Report 13

Investment Adviser
HNP Capital Fund Management Group, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the HNP
Growth and Preservation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

HNP Growth and Preservation Fund
150 Allens Creek Road
Rochester, New York 14618
www.hnpcapitalfmg.com
1-866-694-6672

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/2/12

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 2/2/12